CONSOLIDATED BALANCE SHEETS Parenthetical - $ / shares	Mar. 31, 2017	Dec. 31, 2016
Equity
Common stock, shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares, authorized (in shares)	600,000,000	600,000,000
Common stock, shares, issued (in shares)	245,811,180	245,811,180
Common stock, shares, outstanding (in shares)	210,906,018	210,681,661
Treasury stock, shares (in shares)	34,905,162	35,129,519